Schedule of Investments (unaudited) May 31, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.3%
WPP Finance 2010
3.63%, 09/07/22	$335	$341,609
4.75%, 11/21/21	863	899,833

		1,241,442

Aerospace & Defense — 1.7%
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	865	865,657
3.20%, 03/15/24 (Call 01/15/24)	200	202,348
3.70%, 12/15/23 (Call 09/15/23)	479	495,162

		1,563,167

Agriculture — 1.3%
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)(a)	965	963,456
3.50%, 11/24/20(a)	175	176,566
4.35%, 03/15/24 (Call 02/15/24)(a)	115	117,914

		1,257,936

Airlines — 0.4%
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)	350	356,062

Apparel — 0.5%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	51	50,868
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	122	121,660
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	320	327,533

		500,061

Auto Manufacturers — 2.0%
American Honda Finance Corp.
1.65%, 07/12/21	254	249,916
1.70%, 09/09/21	340	334,968
2.45%, 09/24/20	405	405,283
3.55%, 01/12/24	20	20,782
3.63%, 10/10/23	20	20,850
Ford Motor Credit Co. LLC
3.10%, 05/04/23(a)	275	264,624
3.22%, 01/09/22	215	212,302
5.58%, 03/18/24 (Call 02/18/24)	215	223,570
General Motors Financial Co. Inc.
3.70%, 05/09/23 (Call 03/09/23)	35	35,142
4.15%, 06/19/23 (Call 05/19/23)	60	60,740
5.10%, 01/17/24 (Call 12/17/23)	35	36,606

		1,864,783

Banks — 30.2%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	50	49,783
2.63%, 05/19/22	100	100,226
2.63%, 11/09/22	150	150,204
2.70%, 11/16/20(a)	750	752,310
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	800	802,696
Banco Santander SA
3.13%, 02/23/23	50	49,763
3.85%, 04/12/23(a)	100	102,022
Bank of America Corp.
3.46%, 03/15/25 (Call 03/15/24)(b)	100	101,906
3.55%, 03/05/24 (Call 03/05/23)(b)	210	214,609
3.86%, 07/23/24 (Call 07/23/23)(b)	100	103,543
Bank of Montreal
1.90%, 08/27/21	440	434,716
2.35%, 09/11/22	325	323,905
2.55%, 11/06/22 (Call 10/06/22)	285	285,949
4.34%, 10/05/28 (Call 10/05/23)(b)	5	5,175
Series E, 3.30%, 02/05/24	135	138,087

Security	Par (000)	Value

Banks (continued)
Bank of New York Mellon Corp. (The) 2.20%, 08/16/23 (Call 06/16/23)	$160	$157,173
2.66%, 05/16/23 (Call 05/16/22)(b)	397	397,846
3.50%, 04/28/23	365	377,100
3.65%, 02/04/24 (Call 01/05/24)	24	24,966
Bank of Nova Scotia (The)
2.35%, 10/21/20	260	259,737
2.45%, 03/22/21	357	357,439
2.45%, 09/19/22	186	186,316
2.70%, 03/07/22(a)	440	443,287
2.80%, 07/21/21	455	458,426
4.38%, 01/13/21	105	108,225
4.65%, (Call 10/12/22)(b)(c)	85	79,483
Barclays PLC
3.93%, 05/07/25 (Call 05/07/24)(b)	200	198,908
4.34%, 05/16/24 (Call 05/16/23)(b)	175	178,117
BNP Paribas SA, 3.25%, 03/03/23	195	199,200
BPCE SA
2.65%, 02/03/21	325	325,816
2.75%, 12/02/21	430	431,471
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	575	575,972
3.50%, 09/13/23(a)	755	783,169
Citigroup Inc.
2.88%, 07/24/23 (Call 07/24/22)(b)	130	129,986
3.38%, 03/01/23(a)	55	56,215
3.50%, 05/15/23	140	142,479
4.04%, 06/01/24 (Call 06/01/23)(b)	150	155,970
Comerica Bank, 2.50%, 06/02/20	50	49,924
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	620	642,816
Commonwealth Bank of Australia/New York NY
2.40%, 11/02/20	500	499,590
2.55%, 03/15/21	50	50,066
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	625	625,644
3.50%, 06/11/21 (Call 05/11/21)	825	836,203
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	125	128,121
Deutsche Bank AG/New York NY
3.30%, 11/16/22	280	271,323
3.95%, 02/27/23(a)	100	98,697
Discover Bank, 4.68%, 08/09/28 (Call 08/09/23)(b)	50	51,165
Goldman Sachs Group Inc. (The)
2.91%, 07/24/23 (Call 07/24/22)(b)	35	34,945
3.00%, 04/26/22 (Call 04/26/21)	385	386,371
3.20%, 02/23/23 (Call 01/23/23)	135	136,459
3.63%, 01/22/23	140	143,821
3.63%, 02/20/24 (Call 01/20/24)	175	179,345
4.00%, 03/03/24	45	46,854
5.25%, 07/27/21	271	285,190
5.75%, 01/24/22	528	567,468
HSBC Holdings PLC, 3.80%, 03/11/25 (Call 03/11/24)(b)	50	51,030
ING Groep NV
3.15%, 03/29/22(a)	339	342,888
4.10%, 10/02/23	100	104,060
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	450	466,290
JPMorgan Chase & Co., 4.02%, 12/05/24 (Call 12/05/23)(a)(b)	44	46,093
Lloyds Banking Group PLC, 4.05%, 08/16/23	75	76,939
Mizuho Financial Group Inc.
2.95%, 02/28/22	445	448,226
3.55%, 03/05/23	50	51,398
Morgan Stanley
2.63%, 11/17/21	151	150,659
2.75%, 05/19/22	335	334,893

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.13%, 01/23/23	$218	$220,106
3.74%, 04/24/24 (Call 04/24/23)(b)	255	263,106
3.75%, 02/25/23	295	304,756
4.88%, 11/01/22	160	170,134
5.50%, 07/28/21	320	338,592
National Australia Bank Ltd./New York
1.88%, 07/12/21(a)	425	419,364
2.50%, 05/22/22	235	234,697
2.63%, 01/14/21(a)	150	150,303
2.80%, 01/10/22	100	100,687
Northern Trust Corp.
2.38%, 08/02/22	395	395,901
3.38%, 08/23/21	400	409,136
3.45%, 11/04/20	325	330,031
PNC Financial Services Group Inc. (The), 3.50%, 01/23/24 (Call 12/23/23)	450	466,443
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	350	351,771
6.00%, 12/19/23	145	154,940
6.10%, 06/10/23	185	196,561
6.13%, 12/15/22	75	79,970
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	350	352,807
Santander UK Group Holdings PLC, 3.37%, 01/05/24 (Call 01/05/23)(b)	250	248,292
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	325	319,602
2.63%, 03/15/21	250	250,170
2.80%, 03/11/22	250	251,272
State Street Corp.
1.95%, 05/19/21	525	520,758
2.65%, 05/15/23 (Call 05/15/22)(b)	261	261,885
3.10%, 05/15/23	284	288,499
4.38%, 03/07/21	400	413,544
Sumitomo Mitsui Financial Group Inc.
2.78%, 10/18/22	130	130,719
3.10%, 01/17/23	373	378,416
SVB Financial Group, 5.38%, 09/15/20	600	620,328
Toronto-Dominion Bank (The)
1.80%, 07/13/21	147	145,164
2.13%, 04/07/21	492	489,078
3.25%, 03/11/24	25	25,708
3.50%, 07/19/23	425	441,469
Westpac Banking Corp.
2.00%, 08/19/21	267	263,889
2.10%, 05/13/21	551	546,476
2.50%, 06/28/22	70	69,925
2.60%, 11/23/20	280	280,622
2.75%, 01/11/23	231	231,875
2.80%, 01/11/22	330	332,234
3.30%, 02/26/24	85	87,192
3.65%, 05/15/23	100	103,659

		28,388,754

Beverages — 4.9%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	275	275,509
3.30%, 02/01/23 (Call 12/01/22)	276	280,874
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	50	49,808
3.50%, 01/12/24 (Call 12/12/23)(a)	175	179,902
Coca-Cola European Partners PLC, 3.50%, 09/15/20	250	252,632
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	396	397,893
4.83%, 07/15/20	765	784,377
Diageo Investment Corp., 2.88%, 05/11/22	290	293,532

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	$552	$544,090
2.25%, 05/02/22 (Call 04/02/22)	60	59,905
2.75%, 03/05/22	534	541,027
2.75%, 03/01/23	330	334,561
3.00%, 08/25/21	275	279,265
3.10%, 07/17/22 (Call 05/17/22)	285	291,350

		4,564,725

Biotechnology — 0.5%
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)	140	138,902
3.70%, 04/01/24 (Call 01/01/24)	350	365,047

		503,949

Building Materials — 0.3%
CRH America Inc., 5.75%, 01/15/21	85	88,426
Owens Corning, 4.20%, 12/15/22 (Call 09/15/22)	230	238,032

		326,458

Chemicals — 0.9%
DowDuPont Inc., 4.21%, 11/15/23 (Call 10/15/23)	240	252,338
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	20	20,033
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	215	216,909
3.75%, 11/15/21 (Call 08/15/21)	145	147,736
4.25%, 11/15/23 (Call 08/15/23)	25	26,167
Sasol Financing International Ltd., 4.50%, 11/14/22	20	20,369
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	165	164,637

		848,189

Commercial Services — 2.4%
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	560	557,447
3.25%, 01/14/23 (Call 11/14/22)	215	219,648
4.35%, 12/08/21(a)	473	494,271
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	180	185,918
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	244	247,194
3.50%, 03/16/23 (Call 02/16/23)	525	537,542

		2,242,020

Computers — 4.3%
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(d)	210	215,231
5.45%, 06/15/23 (Call 04/15/23)(d)	235	249,622
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	765	773,851
4.40%, 10/15/22 (Call 08/15/22)	170	178,359
HP Inc.
3.75%, 12/01/20	498	505,918
4.30%, 06/01/21	7	7,217
4.38%, 09/15/21(a)	55	56,962
4.65%, 12/09/21	83	86,890
International Business Machines Corp.
1.88%, 08/01/22	150	146,722
2.25%, 02/19/21	100	99,741
2.50%, 01/27/22	450	449,347
2.88%, 11/09/22	435	438,102
2.90%, 11/01/21	100	100,890
3.00%, 05/15/24	400	403,200
Seagate HDD Cayman
4.75%, 06/01/23	253	257,364
4.88%, 03/01/24 (Call 01/01/24)	35	35,152

		4,004,568

2

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	$235	$232,927
3.25%, 03/15/24	75	77,936
Procter & Gamble Co. (The), 2.15%, 08/11/22	707	706,527

		1,017,390

Diversified Financial Services — 4.4%
Aircastle Ltd., 5.00%, 04/01/23	110	114,816
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	335	333,472
2.65%, 12/02/22	225	225,184
3.40%, 02/27/23 (Call 01/27/23)(a)	315	322,488
3.40%, 02/22/24 (Call 01/22/24)	30	30,776
3.70%, 08/03/23 (Call 07/03/23)	175	181,489
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	412	409,672
2.70%, 03/03/22 (Call 01/31/22)	325	326,469
Series F, 2.60%, 09/14/20 (Call 08/14/20)	188	188,269
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	145	146,617
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	900	890,793
International Lease Finance Corp.
5.88%, 08/15/22(a)	95	102,694
8.63%, 01/15/22	29	32,903
Visa Inc., 2.15%, 09/15/22 (Call 08/15/22)	395	392,855
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	344	350,505
4.25%, 06/09/23 (Call 05/09/23)	120	124,986

		4,173,988

Electric — 5.6%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	270	281,264
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	25	25,427
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)(a)	141	150,866
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	40	37,782
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	185	185,914
Series K, 2.75%, 03/15/22 (Call 02/15/22)	307	308,520
Series N, 3.80%, 12/01/23 (Call 11/01/23)	148	154,536
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	170	168,781
2.85%, 06/15/20 (Call 05/15/20)	169	169,166
5.15%, 12/01/20 (Call 09/01/20)	93	95,850
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)	52	52,960
4.00%, 10/01/20 (Call 07/01/20)	128	129,740
4.25%, 06/15/22 (Call 03/15/22)	257	267,540
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	390	393,966
NextEra Energy Capital Holdings Inc.
2.80%, 01/15/23 (Call 12/15/22)	270	270,292
4.50%, 06/01/21 (Call 03/01/21)	275	284,080
Series H, 3.34%, 09/01/20(a)	680	686,555
Northern States Power Co./MN, 2.60%, 05/15/23 (Call 11/15/22)	200	200,532
Public Service Co. of Colorado, 2.25%, 09/15/22 (Call 03/15/22).	85	84,416
Sempra Energy
2.85%, 11/15/20 (Call 10/15/20)(a)	200	200,538
4.05%, 12/01/23 (Call 09/01/23)	25	26,159
UIL Holdings Corp., 4.63%, 10/01/20	500	511,290
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	170	169,580
2.60%, 03/15/22 (Call 02/15/22)	450	449,608

		5,305,362

Electronics — 2.2%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	460	465,851

Security	Par (000)	Value

Electronics (continued)
3.88%, 07/15/23 (Call 04/15/23)	$245	$253,477
5.00%, 07/15/20	160	164,285
Flex Ltd., 5.00%, 02/15/23	109	113,090
Honeywell International Inc., 1.85%, 11/01/21 (Call 10/01/21)	540	534,179
Tech Data Corp., 3.70%, 02/15/22 (Call 01/15/22)	227	229,474
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	158	162,356
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)(a)	107	109,174

		2,031,886

Food — 3.5%
Campbell Soup Co.
2.50%, 08/02/22	100	98,859
3.65%, 03/15/23 (Call 02/15/23)(a)	439	448,100
4.25%, 04/15/21	245	251,495
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)(a)	215	215,002
3.15%, 12/15/21 (Call 09/15/21)	266	269,107
3.70%, 10/17/23 (Call 09/17/23)	360	372,204
Kellogg Co.
2.65%, 12/01/23	311	310,670
3.13%, 05/17/22(a)	140	141,770
4.00%, 12/15/20	1,020	1,042,430
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	145	149,924

		3,299,561

Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	50	51,668

Health Care – Products — 0.1%
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	77	77,196

Health Care – Services — 0.4%
HCA Inc.
4.75%, 05/01/23	45	47,380
5.00%, 03/15/24	290	310,196

		357,576

Household Products & Wares — 0.3%
Clorox Co. (The), 3.80%, 11/15/21	300	309,609

Housewares — 0.1%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)	105	105,805

Insurance — 1.7%
AEGON Funding Co. LLC, 5.75%, 12/15/20	205	214,450
Allstate Corp. (The), Series B, 5.75%, 08/15/53
(Call 08/15/23)(b)	35	36,228
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	305	316,117
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	220	220,678
3.88%, 03/15/24 (Call 02/15/24)	25	26,196
4.80%, 07/15/21 (Call 04/15/21)	288	299,215
Prudential Financial Inc.
5.63%, 06/15/43 (Call 06/15/23)(b)	65	67,915
5.88%, 09/15/42 (Call 09/15/22)(b)	49	51,647
Sompo International Holdings Ltd., 4.70%, 10/15/22	375	391,421

		1,623,867

Internet — 0.3%
eBay Inc., 2.60%, 07/15/22 (Call 04/15/22)	246	244,962

Lodging — 0.6%
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	500	520,365

Machinery — 2.6%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	330	324,525
1.93%, 10/01/21	130	128,131

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.40%, 06/06/22	$138	$137,716
2.55%, 11/29/22	85	85,203
2.85%, 06/01/22	51	51,564
Caterpillar Inc., 3.90%, 05/27/21	237	243,833
CNH Industrial Capital LLC
3.88%, 10/15/21	150	152,454
4.20%, 01/15/24	75	77,631
4.38%, 04/05/22	325	335,852
CNH Industrial NV, 4.50%, 08/15/23	195	200,910
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	437	456,691
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	25	25,060
Xylem Inc./NY, 4.88%, 10/01/21	233	244,286

		2,463,856

Manufacturing — 1.7%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	787	775,219
2.00%, 08/07/20	100	99,723
2.00%, 06/26/22(a)	395	391,848
2.25%, 03/15/23 (Call 02/15/23)	200	198,870
3.25%, 02/14/24 (Call 01/14/24)	17	17,564
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	155	163,224

		1,646,448

Media — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (Call 05/23/22)	325	336,716
4.50%, 02/01/24 (Call 01/01/24)	20	20,891
Discovery Communications LLC, 2.95%, 03/20/23
(Call 02/20/23)	205	205,002
Warner Media LLC
3.40%, 06/15/22	179	182,764
4.00%, 01/15/22	280	289,064

		1,034,437

Oil & Gas — 2.8%
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	183	182,484
3.80%, 09/15/23 (Call 06/15/23)	80	81,525
ConocoPhillips Co., 2.40%, 12/15/22 (Call 09/15/22)	100	99,380
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	130	131,473
4.00%, 07/15/21 (Call 04/15/21)	165	168,727
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	204	208,604
EQT Corp., 3.00%, 10/01/22 (Call 09/01/22)	170	168,157
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	245	242,954
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	215	221,381
Total Capital International SA
2.70%, 01/25/23	180	180,866
2.75%, 06/19/21	121	121,932
2.88%, 02/17/22	445	450,567
3.70%, 01/15/24	25	26,097
Total Capital SA
4.13%, 01/28/21	150	154,206
4.25%, 12/15/21	65	67,880
4.45%, 06/24/20	125	127,746

		2,633,979

Oil & Gas Services — 1.7%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	435	439,903
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	990	994,217
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	110	108,310
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	11	11,126

		1,553,556

Security	Par (000)	Value

Pharmaceuticals — 3.7%
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	$445	$457,696
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	726	719,691
3.20%, 03/15/23	290	291,511
4.63%, 12/15/20	85	87,337
Cigna Corp., 3.75%, 07/15/23 (Call 06/15/23)(d)	145	148,711
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	180	183,874
4.00%, 12/05/23 (Call 09/05/23)	70	72,380
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	120	119,324
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	815	827,494
3.45%, 11/13/20 (Call 10/13/20)	590	596,932

		3,504,950

Pipelines — 0.9%
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23
(Call 11/15/22)	130	132,122
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	10	11,576
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	694	704,500

		848,198

Real Estate Investment Trusts — 1.1%
American Tower Corp.
3.00%, 06/15/23	235	236,036
3.50%, 01/31/23	60	61,429
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	25	25,931
Brandywine Operating Partnership LP, 3.95%, 02/15/23
(Call 11/15/22)	20	20,655
Host Hotels & Resorts LP, Series C, 4.75%, 03/01/23
(Call 12/01/22)	59	62,178
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	225	233,136
4.40%, 02/15/24 (Call 11/15/23)	8	8,478
4.75%, 10/01/20 (Call 07/01/20)	175	178,925
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	130	138,151
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 12/15/20)	35	36,010

		1,000,929

Retail — 2.2%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	885	921,152
Home Depot Inc. (The)
2.63%, 06/01/22 (Call 05/01/22)	367	369,818
2.70%, 04/01/23 (Call 01/01/23)(a)	100	100,948
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	184	178,070
3.88%, 01/15/22 (Call 10/15/21)	55	55,696
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	419	429,869

		2,055,553

Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	95	97,502

Semiconductors — 2.1%
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	527	520,523
2.35%, 05/11/22 (Call 04/11/22)	75	74,926
2.45%, 07/29/20	478	477,871
2.70%, 12/15/22	160	161,339
3.10%, 07/29/22	150	153,220
3.30%, 10/01/21	203	207,403
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23).	25	25,774
Micron Technology Inc., 4.64%, 02/06/24 (Call 01/06/24)(a)	60	61,139
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	303	300,364
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	40	39,570

		2,022,129

4

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.9%
Autodesk Inc., 3.60%, 12/15/22 (Call 09/15/22)	$11	$11,238
CA Inc., 3.60%, 08/15/22 (Call 07/15/22)	135	135,725
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	640	630,797
2.00%, 11/03/20 (Call 10/03/20)	131	130,652
2.38%, 02/12/22 (Call 01/12/22)	565	567,429
2.38%, 05/01/23 (Call 02/01/23)	195	195,626
2.40%, 02/06/22 (Call 01/06/22)	429	430,836
2.88%, 02/06/24 (Call 12/06/23)	195	199,189
3.63%, 12/15/23 (Call 09/15/23)	35	36,809
4.00%, 02/08/21	43	44,311
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	170	174,537
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	198	198,083

		2,755,232

Telecommunications — 2.7%
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)	75	79,480
Motorola Solutions Inc.
3.50%, 03/01/23	125	126,928
3.75%, 05/15/22	155	159,117
Orange SA, 4.13%, 09/14/21	900	933,723
Telefonica Emisiones SA, 5.46%, 02/16/21	285	298,127
Vodafone Group PLC
2.50%, 09/26/22	373	370,370
2.95%, 02/19/23	320	321,200
3.75%, 01/16/24	80	81,978
4.38%, 03/16/21	170	175,115

		2,546,038

Transportation — 1.8%
Norfolk Southern Corp., 3.85%, 01/15/24 (Call 10/15/23)	20	20,952
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	420	416,779
2.80%, 03/01/22 (Call 02/01/22)	200	200,702
2.88%, 09/01/20 (Call 08/01/20)	120	120,361
3.40%, 03/01/23 (Call 02/01/23)	8	8,154
3.45%, 11/15/21 (Call 10/15/21)	175	178,155
3.65%, 03/18/24 (Call 02/18/24)	350	361,711
3.75%, 06/09/23 (Call 05/09/23)	40	41,251

Security	Par (000)	Value

Transportation (continued)
3.88%, 12/01/23 (Call 11/01/23)	$40	$41,603
United Parcel Service Inc., 2.35%, 05/16/22 (Call 04/16/22)	295	294,944

		1,684,612

Total Corporate Bonds & Notes — 98.5% (Cost: $91,340,639)		92,628,768

	Shares (000)

Short-Term Investments

Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.53%(e)(f)(g)	4,303	4,304,933
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(e)(f)	1,274	1,273,953

		5,578,886

Total Short-Term Investments — 5.9% (Cost: $5,578,196)		5,578,886

Total Investments in Securities — 104.4% (Cost: $96,918,835)		98,207,654

Other Assets, Less Liabilities — (4.4)%		(4,133,532)

Net Assets — 100.0%		$94,074,122

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)	Perpetual security with no stated maturity date.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,545	(242)	4,303	$4,304,933	$2,254	(a)	$(94)	$116
BlackRock Cash Funds: Treasury, SL Agency Shares	1,497	(223)	1,274	1,273,953	7,993		—	—

				$5,578,886	$10,247		$(94)	$116

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

5

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® ESG 1-5 Year USD Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$92,628,768	$—	$92,628,768
Money Market Funds	5,578,886	—	—	5,578,886

	$5,578,886	$92,628,768	$—	$98,207,654

6